Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 109,239	$ 104,650
Gross Unrealized Gains	3,087	970
Gross Unrealized Losses	(4)	(302)
Estimated Fair Value	112,322	105,318
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	17,814	16,579
Gross Unrealized Gains	339	163
Gross Unrealized Losses	0	(6)
Estimated Fair Value	18,153	16,736
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	91,425	88,071
Gross Unrealized Gains	2,748	807
Gross Unrealized Losses	(4)	(296)
Estimated Fair Value	$ 94,169	$ 88,582